INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5:-   INTANGIBLE ASSETS, NET

	December 31,
	2014	2015

Cost:
Technology	$4,627	$5,252

	4,627	5,252

Less accumulated amortization	153	789

Intangible assets, net	$4,474	$4,463

                Estimated amortization expense for the years ended:

December 31, 2015

2016	$746
2017	746
2018	746
2019	746
2020-2023	1,479

$4,463

                    Amortization expense amounted to $ 0, $ 153 and $ 636 for the years ended December 31, 2013, 2014 and 2015, respectively.